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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           VAN KAMPEN COMSTOCK FUND

           PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                              NUMBER OF
           DESCRIPTION                                                          SHARES                        VALUE
           COMMON STOCKS    91.0%
           AIRLINES    0.3%
           Southwest Airlines Co.                                               3,198,000                $            45,539,520
                                                                                                        -------------------------

           ALUMINUM    1.9%
           Alcoa, Inc.                                                          9,548,700                            290,184,993
                                                                                                        -------------------------

           APPAREL & ACCESSORIES    0.8%
           Jones Apparel Group, Inc.                                            3,539,800                            118,547,902
                                                                                                        -------------------------

           APPLICATION SOFTWARE    0.1%
           Amdocs, Ltd. (Guernsey) (a)                                            544,019                             15,450,140
                                                                                                        -------------------------

           BROADCASTING & CABLE TV    3.5%
           Clear Channel Communications, Inc.                                   9,361,400                            322,687,458
           Liberty Media Corp., Class A (a)                                    20,162,500                            209,085,125
                                                                                                        -------------------------
                                                                                                                     531,772,583
                                                                                                        -------------------------

           COMMUNICATIONS EQUIPMENT    0.7%
           Andrew Corp. (a)                                                     1,185,113                             13,877,673
           Cisco Systems, Inc. (a)                                              2,565,000                             45,887,850
           Ericsson, Class B - ADR (Sweden)                                       819,928                             23,121,970
           Nokia Corp. - ADR (Finland)                                          1,912,980                             29,517,281
                                                                                                        -------------------------
                                                                                                                     112,404,774
                                                                                                        -------------------------

           COMPUTER HARDWARE    0.9%
           Hewlett-Packard Co.                                                  4,594,857                            100,811,163
           International Business Machines Corp.                                  319,183                             29,166,942
                                                                                                        -------------------------
                                                                                                                     129,978,105
                                                                                                        -------------------------

           COMPUTER STORAGE & PERIPHERALS    0.2%
           Lexmark International, Inc., Class A (a)                               452,415                             36,179,628
                                                                                                        -------------------------

           CONSUMER FINANCE    0.1%
           Capital One Financial Corp.                                            257,081                             19,221,946
                                                                                                        -------------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.6%
           Affiliated Computer Services, Inc., Class A (a)                      2,088,100                            111,170,444
           First Data Corp.                                                     1,665,000                             65,451,150
           SunGard Data Systems, Inc. (a)                                       2,062,636                             71,160,942
                                                                                                        -------------------------
                                                                                                                     247,782,536
                                                                                                        -------------------------

           DEPARTMENT STORES    0.9%
           Federated Department Stores, Inc.                                    1,100,600                             70,042,184
           May Department Stores Co.                                            1,839,000                             68,079,780
                                                                                                        -------------------------
                                                                                                                     138,121,964
                                                                                                        -------------------------

           DIVERSIFIED BANKS    7.5%
           Bank of America Corp.                                                9,510,456                            419,411,110
           Bank of New York Co., Inc.                                           3,928,000                            114,108,400
           PNC Financial Services Group, Inc.                                   3,582,800                            184,442,544
           SunTrust Banks, Inc.                                                   353,701                             25,491,231
           Wachovia Corp.                                                       1,704,940                             86,798,495
           Wells Fargo & Co.                                                    5,149,382                            307,933,044
                                                                                                        -------------------------
                                                                                                                   1,138,184,824
                                                                                                        -------------------------

           DIVERSIFIED CHEMICALS    3.1%
           Dow Chemical Co.                                                     2,486,939                            123,973,909
           Du Pont (E.I.) de Nemours & Co.                                      6,740,500                            345,383,220
                                                                                                        -------------------------
                                                                                                                     469,357,129
                                                                                                        -------------------------
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


           DRUG RETAIL    0.8%
           CVS Corp.                                                            2,230,139                            117,349,914
                                                                                                        -------------------------

           ELECTRIC UTILITIES    3.9%
           American Electric Power Co., Inc.                                    3,257,216                            110,940,777
           Constellation Energy Group, Inc.                                     2,157,822                            111,559,397
           Dominion Resources, Inc.                                             1,800,900                            134,040,987
           FirstEnergy Corp.                                                    3,529,900                            148,079,305
           Public Service Enterprise Group, Inc.                                1,473,478                             80,142,468
                                                                                                        -------------------------
                                                                                                                     584,762,934
                                                                                                        -------------------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.5%
           Cognex Corp.                                                         1,275,787                             31,741,581
           Flextronics International Ltd. (Singapore) (a)                       3,054,217                             36,772,773
           Kemet Corp. (a)                                                      1,818,780                             14,095,545
                                                                                                        -------------------------
                                                                                                                      82,609,899
                                                                                                        -------------------------

           ELECTRONIC MANUFACTURING SERVICES    0.1%
           Jabil Circuit, Inc. (a)                                                735,680                             20,981,594
                                                                                                        -------------------------

           GENERAL MERCHANDISE STORES    1.1%
           Wal-Mart Stores, Inc.                                                3,240,000                            162,356,400
                                                                                                        -------------------------

           HEALTH CARE DISTRIBUTORS    0.8%
           AmerisourceBergen Corp.                                              1,998,800                            114,511,252
                                                                                                        -------------------------

           HOUSEHOLD PRODUCTS    2.2%
           Kimberly-Clark Corp.                                                 4,952,675                            325,539,328
                                                                                                        -------------------------

           INTEGRATED OIL & GAS    2.8%
           ConocoPhillips                                                         789,283                             85,116,279
           Petroleo Brasileiro SA - ADR (Brazil)                                1,893,100                             83,637,158
           Petroleo Brasileiro SA, Class A - ADR (Brazil)                       1,112,000                             42,778,640
           Total SA - ADR (France)                                              1,796,900                            210,650,587
                                                                                                        -------------------------
                                                                                                                     422,182,664
                                                                                                        -------------------------

           INTEGRATED TELECOMMUNICATION SERVICES    7.8%
           SBC Communications, Inc.                                            18,189,600                            430,911,624
           Sprint Corp.                                                        12,118,790                            275,702,472
           Verizon Communications, Inc.                                        13,327,666                            473,132,143
                                                                                                        -------------------------
                                                                                                                   1,179,746,239
                                                                                                        -------------------------

           LEISURE PRODUCTS    0.6%
           Mattel, Inc.                                                         4,232,600                             90,366,010
                                                                                                        -------------------------

           LIFE & HEALTH INSURANCE    1.3%
           Metlife, Inc.                                                        1,814,800                             70,958,680
           Torchmark Corp.                                                      2,319,747                            121,090,793
                                                                                                        -------------------------
                                                                                                                     192,049,473
                                                                                                        -------------------------

           MOVIES & ENTERTAINMENT    3.4%
           Time Warner, Inc. (a)                                               10,284,000                            180,484,200
           Viacom, Inc., Class B                                                2,057,000                             71,645,310
           Walt Disney Co.                                                      8,900,956                            255,724,466
                                                                                                        -------------------------
                                                                                                                     507,853,976
                                                                                                        -------------------------

           MULTI-LINE INSURANCE    1.4%
           American International Group, Inc.                                   1,360,000                             75,357,600
           Assurant, Inc.                                                       1,225,600                             41,302,720
           Genworth Financial, Inc., Class A                                    2,221,000                             61,121,920
           Hartford Financial Services Group, Inc.                                532,000                             36,473,920
                                                                                                        -------------------------
                                                                                                                     214,256,160
                                                                                                        -------------------------

           OIL & GAS DRILLING    0.7%
           GlobalSantaFe Corp. (Cayman Islands)                                 2,365,400                             87,614,416
           Transocean, Inc. (Cayman Islands) (a)                                  456,200                             23,476,052
                                                                                                        -------------------------
                                                                                                                     111,090,468
                                                                                                        -------------------------

           OIL & GAS EQUIPMENT & SERVICES    3.0%
           Halliburton Co.                                                      9,119,080                            394,400,210

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


           Schlumberger, Ltd. (Netherland Antilles)                               781,630                             55,089,282
                                                                                                        -------------------------
                                                                                                                     449,489,492
                                                                                                        -------------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    4.1%
           Citigroup, Inc.                                                      7,982,305                            358,724,787
           J.P. Morgan Chase & Co.                                              3,363,364                            116,372,394
           Lehman Brothers Holdings, Inc.                                         689,500                             64,923,320
           Merrill Lynch & Co., Inc.                                            1,473,316                             83,389,686
                                                                                                        -------------------------
                                                                                                                     623,410,187
                                                                                                        -------------------------

           PACKAGED FOODS    3.2%
           Kraft Foods, Inc.                                                    6,030,800                            199,317,940
           Unilever N.V. (Netherlands)                                          4,158,600                            284,531,412
                                                                                                        -------------------------
                                                                                                                     483,849,352
                                                                                                        -------------------------

           PAPER PRODUCTS    6.8%
           Georgia-Pacific Corp.                                               11,006,830                            390,632,397
           International Paper Co.                                             17,360,471                            638,691,728
           Neenah Paper, Inc.                                                     135,081                              4,541,423
                                                                                                        -------------------------
                                                                                                                   1,033,865,548
                                                                                                        -------------------------

           PHARMACEUTICALS    12.9%
           Bristol-Myers Squibb Co.                                            19,834,000                            504,973,640
           GlaxoSmithKline PLC - ADR (United Kingdom)                          14,599,500                            670,409,040
           Pfizer, Inc.                                                         7,462,199                            196,031,968
           Roche Holdings, Inc. - ADR (Switzerland)                             3,320,692                            178,585,820
           Sanofi Aventis - ADR (France)                                        2,017,000                             85,260,607
           Schering-Plough Corp.                                                7,837,390                            142,248,628
           Wyeth, Inc.                                                          4,049,996                            170,828,831
                                                                                                        -------------------------
                                                                                                                   1,948,338,534
                                                                                                        -------------------------

           PHOTOGRAPHIC PRODUCTS    0.6%
           Eastman Kodak Co.                                                    2,803,900                             91,266,945
                                                                                                        -------------------------

           PROPERTY & CASUALTY    2.4%
           AMBAC Financial Group, Inc.                                            789,863                             59,042,259
           Berkshire Hathaway, Inc., Class B (a)                                    4,300                             12,280,800
           Chubb Corp.                                                          3,078,780                            244,054,891
           St. Paul Travelers Cos., Inc.                                        1,451,379                             53,309,151
                                                                                                        -------------------------
                                                                                                                     368,687,101
                                                                                                        -------------------------

           REINSURANCE    0.1%
           RenaissanceRe Holdings, Ltd. (Bermuda)                                 338,000                             15,784,600
                                                                                                        -------------------------

           RESTAURANTS    0.4%
           McDonald's Corp.                                                     2,037,200                             63,438,408
                                                                                                        -------------------------

           SEMICONDUCTOR EQUIPMENT    0.2%
           Credence Systems Corp. (a)                                           3,184,503                             25,189,419
           Novellus Systems, Inc. (a)                                             317,700                              8,492,121
                                                                                                        -------------------------
                                                                                                                      33,681,540
                                                                                                        -------------------------

           SEMICONDUCTORS    0.0%
           Intel Corp.                                                            278,792                              6,476,338
                                                                                                        -------------------------

           SOFT DRINKS    1.2%
           Coca-Cola Co.                                                        4,476,300                            186,527,421
                                                                                                        -------------------------

           SPECIALTY CHEMICALS    0.7%
           Rohm & Haas Co.                                                      2,167,700                            104,049,600
                                                                                                        -------------------------

           SYSTEMS SOFTWARE    0.4%
           Microsoft Corp.                                                      1,949,452                             47,118,255
           Check Point Software Technologies Ltd. (Israel) (a)                    818,008                             17,783,494
                                                                                                        -------------------------
                                                                                                                      64,901,749
                                                                                                        -------------------------
           THRIFTS & MORTGAGE FINANCE    4.0%
           Fannie Mae                                                             940,100                             51,188,445
           Freddie Mac                                                          8,844,466                            558,970,251
                                                                                                        -------------------------
                                                                                                                     610,158,696
                                                                                                        -------------------------





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

           TOBACCO    2.0%
           Altria Group, Inc.                                                   4,572,483                            298,994,663
                                                                                                        -------------------------

           TOTAL LONG-TERM INVESTMENTS    91.0%
              (Cost $12,133,309,085)                                                                              13,801,302,529
                                                                                                        -------------------------

           REPURCHASE AGREEMENTS    8.8%
           Bank of America Securities LLC ($320,799,000 par
           collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.75%, dated 03/31/05, to be sold on
           04/01/05 at $320,823,505) (Cost $320,799,000)                                                             320,799,000
           State Street Bank & Trust Co. ($165,826,000 par collateralized by U.S. Government obligations in a pooled cash account,
           interest rate of 2.70%, dated 03/31/05, to be sold on 04/01/05 at
           $165,838,437) (Cost $165,826,000)                                                                         165,826,000
           UBS Securities LLC ($841,176,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of 2.53%, dated 03/31/05, to be sold on 04/01/05 at
           $841,235,116) (Cost $841,176,000)                                                                         841,176,000
                                                                                                        -------------------------

           TOTAL REPURCHASE AGREEMENTS
              (Cost $1,327,801,000)                                                                                1,327,801,000
                                                                                                        -------------------------

           TOTAL INVESTMENTS    99.8%
              (Cost $13,461,110,085)                                                                              15,129,103,529

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                              31,995,240
                                                                                                        -------------------------

           NET ASSETS    100.0%                                                                                  $15,161,098,769
                                                                                                        =========================




           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005